Commitments - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Commitments And Contingency Line Tems
Lease payments	$ 14,228,000
Operating lease expense	2,922,000	$ 2,440,000	$ 1,500,000
Minumum contingent rental revenue from leasing of premises	1,814	$ 1,319	$ 817
Aggregate amount of letter of credit issued	$ 1,324,000
Interest rate	0.60%
Letter of credit maturity year	2020
Not later than one year [member]
Disclosure Of Commitments And Contingency Line Tems
Minumum contingent rental revenue from leasing of premises	$ 1,244,000
Later than one year and not later than two years [member]
Disclosure Of Commitments And Contingency Line Tems
Minumum contingent rental revenue from leasing of premises	$ 260,000